NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss attributable to the Company	$ (161,898,979)	$ (25,293,145)	$ (93,570,188)
Continuing operations	(161,898,979)	(25,293,145)	(104,646,123)
Discontinued operations	0	0	11,075,935
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	(161,898,979)	(25,293,145)	(95,935,539)
Continuing operations	(161,898,979)	(25,293,145)	(104,646,123)
Discontinued operations	$ 0	$ 0	$ 8,710,584
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per shares	1,476,144,194	1,474,087,060	1,001,754,524
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	1,476,144,194	1,474,087,060	1,001,754,524
Net loss per ordinary shares
Basic	$ (0.11)	$ (0.02)	$ (0.09)
Diluted	(0.11)	(0.02)	(0.09)
Net loss per ordinary share from continuing operations
Basic	(0.11)	(0.02)	(0.1)
Diluted	(0.11)	(0.02)	(0.1)
Net (loss)/income per share from discontinued operations
Basic	0	0	0.01
Diluted	$ 0	$ 0	$ 0.01
Basic
Continuing operations	1,476,144,194	1,474,087,060	1,001,754,524
Discontinued operations	0	0	1,001,754,524
Diluted
Continuing operations	1,476,144,194	1,474,087,060	1,001,754,524
Discontinued operations	0	0	1,043,473,265
Options [Member] | Continuing operations [Member]
Weighted average shares used in calculating net loss per
Anti-dilutive ordinary shares excluded from the calculation of diluted net income per share	0	0	18,224,699
Options [Member] | Discontinued operations [Member]
Weighted average shares used in calculating net loss per
Anti-dilutive ordinary shares excluded from the calculation of diluted net income per share	22,195,156	35,190,467	59,943,440
Series A-1 Preferred Shares [Member]
Numerator:
Accretion for convertible redeemable preferred shares	$ 0	$ 0	$ (442,409)
Net income attributable to Preferred Shareholders for computing basic net income per Preferred Shares	$ 0	$ 0	$ 442,409
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per shares	0	0	3,242,986
Net loss per ordinary shares
Basic	$ 0	$ 0	$ 0.14
Basic
Continuing operations	0	0	3,242,986
Weighted average shares used in calculating net loss per
Weighted average shares used in calculating net loss per preferred shares	0	0	3,242,986
Series A-2 Preferred Shares [Member]
Numerator:
Accretion for convertible redeemable preferred shares	$ 0	$ 0	$ (1,202,748)
Net income attributable to Preferred Shareholders for computing basic net income per Preferred Shares	$ 0	$ 0	$ 1,202,748
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per shares	0	0	32,429,858
Net loss per ordinary shares
Basic	$ 0	$ 0	$ 0.04
Basic
Continuing operations	0	0	32,429,858
Weighted average shares used in calculating net loss per
Weighted average shares used in calculating net loss per preferred shares	0	0	32,429,858
Series B Preferred Shares [Member]
Numerator:
Accretion for convertible redeemable preferred shares	$ 0	$ 0	$ (720,194)
Net income attributable to Preferred Shareholders for computing basic net income per Preferred Shares	$ 0	$ 0	$ 720,194
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per shares	0	0	8,107,465
Net loss per ordinary shares
Basic	$ 0	$ 0	$ 0.09
Basic
Continuing operations	0	0	8,107,465
Weighted average shares used in calculating net loss per
Weighted average shares used in calculating net loss per preferred shares	0	0	8,107,465